PROVISIONS FOR LEGAL AND OTHERS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of provisions for legal and others [Line Items]
Beginning Balance	$ 620,356			$ 600,227	$ 744,653
Provisions increase during the period	255,019			395,616	85,438
Provision used, other provisions	(132,655)			(332,735)	(87,901)
Amounts reversed due to provisions not utilized	(50,329)			(43,187)	(43,965)
Financial cost					(1,284)
Variations in exchange in foreign currency					195
Reclassification	224			435	(96,909)
Ending Balance	692,615	$ 232.1		620,356	600,227
Legal proceedings provision [member]
Disclosure of provisions for legal and others [Line Items]
Beginning Balance	155,749			148,314	185,656
Provisions increase during the period	32,670			32,405	13,406
Provision used, other provisions	(15,012)			(13,143)	(27,816)
Amounts reversed due to provisions not utilized	(7,870)			(12,938)	(22,932)
Financial cost					0
Variations in exchange in foreign currency					0
Reclassification	(184)			1,111	0
Ending Balance	165,353			155,749	148,314
Miscellaneous other provisions [member]
Disclosure of provisions for legal and others [Line Items]
Beginning Balance	464,607			451,913	558,997
Provisions increase during the period	222,349			363,211	72,032
Provision used, other provisions	(117,643)			(319,592)	(60,085)
Amounts reversed due to provisions not utilized	(42,459)			(30,249)	(21,033)
Financial cost					(1,284)
Variations in exchange in foreign currency					195
Reclassification	408			(676)	(96,909)
Ending Balance	$ 527,262			$ 464,607	$ 451,913

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.